BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Basic Value V.I. Fund

(the “Fund”)

Supplement dated January 7, 2021 to the Statement of Additional Information (“SAI”)

of the Fund, dated May 1, 2020, as supplemented to date

Effective December 31, 2020, the following changes are made to the Fund’s SAI:

The section entitled “Management and Advisory Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Basic Value V.I. Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Joseph Wolfe	9 $5.52 Billion	9 $3.12 Billion	0 $0	0 $0	3 $745.4 Million	0 $0
Tony DeSpirito	14 $26.70 Billion	8 $3.39 Billion	2 $330.4 Million	0 $0	2 $206.0 Million	2 $330.4 Million
David Zhao	13 $27.90 Billion	8 $3.39 Billion	2 $330.4 Million	0 $0	2 $206.0 Million	2 $330.4 Million
Franco Tapia	13 $27.90 Billion	8 $3.39 Billion	2 $330.4 Million	0 $0	2 $206.0 Million	2 $330.4 Million

The first paragraph of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Messrs. Kemp, Ruvinsky, DeSpirito, Bristow, Williams, Wolfe, Savi, Cooke, Mathieson, Zhao and Tapia

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Joseph Wolfe	BlackRock Basic Value V.I. Fund	50% SNP500NR2/50% SP5100OW Index; BDJ
Option Overwriting Strategy Composite Index; FTSE
United States in GBP; MSCI All Country (AC)
Americas Index; Russell 1000 Index (GBP); Russell
1000 Index (Gross Total Return); Russell 1000 Value
Index (Total Return); Russell 1000 Value Index TR in
GBP; Russell 1000 Value TR Customized Index
Performance Benchmark JPY; Russell 1000, expressed
in EUR; Russell MidCap Value Index; S&P 500 Net
Dividends Reinvested Index (Net USD); S&P
United States MidSmallCap Index; S&P US MidSmallCap
Index (GBP); SNP500 — CII_EQ Overwrite Benchmark Strategy
Lawrence Kemp Phil Ruvinsky	BlackRock Capital Appreciation V.I. Fund BlackRock Large Cap Growth V.I. Fund	Russell 1000 Growth Custom Index; Russell 1000 Growth Index; Russell MidCap Growth Index; S&P 500 Index
Tony DeSpirito David Zhao Franco Tapia	BlackRock Equity Dividend V.I. Fund BlackRock Basic Value V.I. Fund	50% SNP500NR2/50% SP5100OW Index; BDJ
Option Overwriting Strategy Composite Index; FTSE United States in GBP; MSCI All Country (AC)
Americas Index; Russell 1000 Index (GBP); Russell
1000 Index (Gross Total Return); Russell 1000 Value
Index (Total Return); Russell 1000 Value Index TR in GBP; Russell 1000 Value TR Customized Index Performance Benchmark JPY; Russell 1000, expressed in EUR; Russell MidCap Value Index; S&P 500 Net Dividends Reinvested Index (Net USD); S&P
United States MidSmallCap Index; S&P US MidSmallCap
Index (GBP); SNP500 — CII_EQ Overwrite Benchmark Strategy
James Bristow, CFA Gareth Williams, CFA	BlackRock International V.I. Fund	70% MSACWLDNET / 30% LIBOR_3MO Index;
BGO Opt Overwriting Strategy Composite Index V2;
BGY Opt Overwriting Strategy Composite Index V2; MSCI ACWI Financials Index; MSCI ACWI HIGH DIVIDEND YIELD — NET USD; MSCI All Country World Index (Net Total Return); MSCI All Country
World Net TR Index — in GBP; MSCI World Ex
Japan Gross TR Index — in JPY; MSCI All Country
World ex US — Net Return
Raffaele Savi Travis Cooke, CFA Richard Mathieson	BlackRock Advantage Large Cap Core V.I. Fund BlackRock Advantage Large Cap Value V.I. Fund BlackRock Advantage U.S. Total Market V.I. Fund	No benchmarks.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Shareholders should retain this Supplement for future reference.

SAI-VARBV-0121SUP

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